Shareholders' capital - Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Risk-free interest rate	1.20%	1.90%
Expected volatility	24.00%	20.00%
Expected dividend yield	4.10%	4.30%
Expected life	5 years 6 months	5 years 6 months
Weighted average grant date fair value per option (CAD per share)	$ 2.72	$ 1.66